GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 100.0%	Value
	Oil & Gas - Exploration & Production: 18.6%
12,483	Canadian Natural Resources Ltd.	$608,918
5,126	ConocoPhillips	676,632
10,185	Devon Energy Corp.	512,509
2,649	Diamondback Energy Inc.	523,946
3,581	EOG Resources Inc.	517,705
		2,839,710
	Oil & Gas - Field Services: 9.1%
6,185	Baker Hughes Company	377,594
11,972	Halliburton Company	466,788
10,556	Helix Energy Solutions Group, Inc.*	104,399
8,715	Schlumberger Ltd.	447,864
		1,396,645
	Oil & Gas - Integrated: 56.2%
93,380	BP PLC	733,782
20,286	Cenovus Energy Inc.	538,374
3,556	Chevron Corp.	735,736
19,600	Eni SpA	556,306
14,726	Equinor ASA	620,020
4,928	Exxon Mobil Corp.	836,085
19,283	Galp Energia Sgps Sa	461,627
4,338	Imperial Oil Ltd.	568,182
6,681	OMV AG	486,984
296,000	PetroChina Co., Ltd. - H Shares	406,861
21,183	Repsol SA	594,603
14,977	Shell PLC	703,065
9,055	Suncor Energy, Inc.	598,893
8,131	Total Energies SE	747,788
		8,588,306
	Oil & Gas - Pipelines and Transportation: 9.9%
6,770	Enbridge Inc.	366,528
11,872	Kinder Morgan Inc.	398,068
5,800	TC Energy Corp.	363,180
5,410	The Williams Cos. Inc.	393,740
		1,521,516

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 100.0%	Value
	Oil Refining & Marketing: 6.2%
292,000	China Petroleum & Chemical	$167,812
3,127	Valero Energy Corp.	772,619
		940,431

	Total Common Stock	15,286,608
	(cost $11,249,262)

	Total Investments in Securities	15,286,608
	(cost $11,249,262): 100.0%

	Other Assets in Excess of Liabilities: 0.0%	5,663

	Net Assets: 100.0%	$15,292,271

*	Non-income producing security.

PLC - Public Limited Company